Financial income (expense), net - Schedule of interest income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interest Income [Abstract]
Financial interest	$ 1,235	$ 809	$ 65
Total interest income	$ 1,235	$ 809	$ 65